Goodwill and Intangible Assets, Summary of Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Fiscal 2024	$ 42,981
Fiscal 2025	38,968
Fiscal 2026	38,968
Fiscal 2027	38,968
Fiscal 2028	29,542
Thereafter	73,017
Total amortization of intangible assets expense	$ 262,444	$ 14,210